INCOME TAXES 3 (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Deferred tax assets:
Accrued expenses	¥ 10,695	$ 1,639	¥ 6,182
Tax loss carry forward	44,212	6,776	17,075
Revenue recognition	2,424	371	5,031
Right-of-use assets	161,642	24,773
Others	1,378	211	846
Less: Valuation allowance	(23,685)	(3,629)	(16,850)
Deferred tax assets	196,666	30,141	12,284
Deferred tax liabilities:
Long-lived assets arising from acquisitions	6,703	1,027	7,239
Outside basis difference on investment in WFOE	18,013	2,761	23,725
Lease liabilities	161,642	24,773
Others	78	12	1,410
Deferred income tax liabilities, net	186,436	28,573	32,374
Deferred tax assets, net	34,241	5,248	11,026
Deferred tax liabilities, net	(24,011)	(3,680)	(31,116)
Deferred Tax Assets, Net	¥ 10,230	$ 1,568	¥ 20,090